Borrowings - EIB Loan (Details) € in Millions, $ in Millions			1 Months Ended	3 Months Ended	6 Months Ended
	Feb. 17, 2022 EUR (€)	Feb. 17, 2022 USD ($)	Aug. 31, 2020 EUR (€) tranche	Jun. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)
EIB Loan Agreement
Disclosure of detailed information about borrowings [line items]
Principal amount			€ 20.0
Number of tranches | tranche			3
Debt instrument term			6 years
Interest expense | $				$ 0.2	$ 0.2
Long-term Debt, Repayment Period					6 years
EIB Loan Agreement. Tranche One
Disclosure of detailed information about borrowings [line items]
Principal amount			€ 7.0
Proceeds from the draw of loan agreement	€ 7.0	$ 7.8
EIB Loan Agreement. Tranche Two
Disclosure of detailed information about borrowings [line items]
Principal amount			6.0
EIB Loan Agreement. Tranche Three
Disclosure of detailed information about borrowings [line items]
Principal amount			€ 7.0